Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combination

Note 9 — Business Combination

On December 14, 2020, The Company (including its successor after the Domestication (as defined below), “Thunder Bridge II”), entered into a Master Transactions Agreement (the “MTA”) with Thunder Bridge II Surviving Pubco, Inc., a Delaware corporation (“Surviving Pubco”), TBII Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Surviving Pubco (“TBII Merger Sub”), ADK Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Merger Sub”), ADK Service Provider Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco

(“ADK Service Provider Merger Sub”), ADK Blocker Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Blocker Merger Sub” and collectively with the TBII Merger Sub, ADK Merger Sub and ADK Service Provider Merger Sub, the “Merger Subs”), Ay Dee Kay LLC, d/b/a indie Semiconductor, a California limited liability company (the “Company”), the corporate entities listed therein holding membership unites in the Company (the “ADK Blockers”), ADK Service Provider Holdco LLC, a Delaware limited liability company (“ADK Service Provider Holdco”), and solely in his capacity as Company Securityholder Representative, Donald McClymont (the “Company Securityholder Representative”). Pursuant to the MTA, subject to the terms and conditions set forth therein, upon the closing of the transactions contemplated thereby (the “Closing”): (i) Thunder Bridge II will domesticate into a Delaware corporation (the “Domestication”), (ii) TBII Merger Sub will merge with and into Thunder Bridge II (the “Thunder Bridge II Merger”) with Thunder Bridge II being the surviving corporation and pursuant to which Thunder Bridge II equity holders will receive corresponding shares in Surviving Pubco, (iii) ADK Merger Sub will merge with and into the Company (the “Company Merger”) with the Company being the surviving limited liability company (in such capacity after the Company Merger, the “Surviving Company”), (iv) the ADK Blockers will merge with and into ADK Blocker Merger Sub, with ADK Blocker Merger Sub being the surviving limited liability company (the “Blocker Mergers,”) and (v) ADK Service Provider Merger Sub will merge with and into ADK Service Provider Holdco, with ADK Service Provider Holdco being the surviving limited liability company (“Service Provider Merger,” and collectively with the Thunder Bridge II Merger, the Company Merger and the Blocker Mergers, the “Mergers,” and the Mergers collectively with the other transactions contemplated by the Merger Agreement, the “Transactions”). Following the Mergers, Surviving Pubco will be the successor issuer and public company pursuant to the federal securities laws, and Surviving Pubco’s corporate name will change to “indie Semiconductor, Inc.”

As a result of the Transactions, each issued and outstanding Class A ordinary share and Class B ordinary share of Thunder Bridge II will convert into a share of Class A common stock of Surviving Pubco, and each issued and outstanding warrant to purchase Class A ordinary shares of Thunder Bridge II will be exercisable by its terms to purchase an equal number of shares of Class A common stock of Surviving Pubco. Each share of Surviving Pubco Class A common stock will provide the holder with the rights to vote, receive dividends, share in distributions in connection with a liquidation and other stockholder rights with respect to Surviving Pubco.

Merger Consideration

The merger consideration (the “Merger Consideration”) to be paid to holders of the limited liability company interests of the Company (collectively, the “Company Equity Holders”) pursuant to the MTA will be an amount equal to 90,000,000 shares of Class A common stock of Thunder Bridge II, subject to adjustment as described below, paid in either shares of Class A common stock of Surviving Pubco or limited liability company interests in the Company (valued at $10.00 per unit) (the “Post-Merger Company Units”), which will be exchangeable on a one-for-one basis for shares of Class A common stock of Surviving Pubco. The Merger Consideration is subject to adjustment downward for the amount that Company indebtedness exceeds Company indebtedness at closing. In addition, Company Equity Holders will receive the right to receive the Earn Out Shares described below, if any.

Those Company Equity Holders that receive Post-Merger Company Units will also receive one share of Class V common stock of Surviving Pubco, which will have no economic rights in Surviving Pubco but will entitle the holder to vote as a stockholder of Surviving Pubco, with the number of votes equal to the number of Post-Merger Company Units held by the Company Equity Holder. After the Closing, each Company Equity Holder will be permitted to exchange its Post-Merger Company Unit for a share of Class A common stock of Surviving Pubco on a one-for-one basis.

The Earn Out

In addition to the consideration set forth above, the Company Equity Holders will also have a contingent earn out right to receive up to an additional 10,000,000 shares of Class A common stock of Surviving Pubco (the “Earn Out Shares”) after the Closing based on the following:

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.

Payments of the Earn Out Shares to holders of Class A common stock of the Surviving Pubco or holders of the Post-Merger Company Units will not depend on the holders continuing to hold the holders’ Class A common stock or Units, as the case may be, at the time of the payout of the Earn Out Shares.

The Earn Out Shares will be paid either in shares of Class A common stock of the Surviving Pubco, or in Post-Merger Company Units, valued at the applicable price target stated above. Holders of Class A common stock of the Surviving Pubco will be paid the Earn Out Shares in additional shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will be paid the Earn Out Shares in additional Post-Merger Company Units.

The price targets shall be equitably adjusted for stock splits, dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the shares of Class A common stock of Surviving Pubco.

Notwithstanding the foregoing, if there is a Surviving Pubco Sale (as defined in the MTA) at any time following the Closing and prior to December 31, 2027, then all of the remaining unissued Earn Out Shares will be deemed to be earned and will paid out to the Company Equity Holders.

Covenants of the Parties

Each party agreed in the MTA to use its reasonable best efforts to effect the Closing. The MTA also contains certain customary covenants by each of the parties during the period between the signing of the MTA and the earlier of the Closing or the termination of the MTA in accordance with its terms, including the conduct of their respective businesses, provision of information, notification of certain matters, obtaining governmental consents (including making any filings required under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”)), filing a registration statement and proxy statement soliciting the approval of Thunder Bridge II stockholders for the Transaction, terminating affiliate contracts, maintaining books and records, entering into a Paying and Exchange Agent Agreement for the distribution of the Merger Consideration and earned Earn Out Shares, establishing an equity incentive plan effective at the Closing, as well as certain customary covenants, such as publicity, that will continue after the termination of the MTA. Each of the parties also agreed not to solicit or enter into any alternative competing transactions during the period from the date of the MTA and continuing until the earlier of the termination of the MTA or the Closing. The Company also agreed to enter into lock-up agreements with Company Equity Holders that receive shares of Class A common stock in Surviving Pubco providing restrictions on sale for six months following the Closing. Thunder Bridge II also agreed to use its reasonable best efforts to cause its shares of the Class A common stock to be approved for listing on Nasdaq as of the Closing.

Directors of the Combined Company

The parties also agreed to take all necessary action so that the board of directors of Surviving Pubco following the Closing will consist of the following nine individuals (a majority of whom shall be independent directors in accordance with Nasdaq requirements): five individuals selected by the Company, three individuals selected by Thunder Bridge II, and one individual mutually agreed upon by the Company and Thunder Bridge II. Surviving Pubco’s board of directors will be classified with three classes of directors serving three year terms.

Closing Conditions

The obligations of the parties to complete the Closing are subject to various conditions, including customary conditions of each party and the following mutual conditions of the parties unless waived:

•        the absence of any law that would prohibit the completion of the Mergers or the other transactions contemplated by the MTA;

•        expiration of the waiting period under the HSR Act;

•        the Company Equity Holders having approved the Mergers, the MTA and the other Transaction documents and the transactions contemplated thereby in accordance with the Delaware Limited Liability Company Act and the organizational documents of the Company;

•        the Thunder Bridge II stockholders having approved the Transactions, the MTA and the other Transaction documents, the Domestication, the Mergers, the issuance of the Company’s Class V shares and the Post-Merger Company Units, the adoption of a new equity incentive plan and the election of the directors of Surviving Pubco referred to above;

•        the effectiveness of the registration statement on Form S-4 (as such filing is amended or supplemented, and including the proxy statement/prospectus contained therein, the “Registration Statement”);

•        upon the Closing, after giving effect to the completion of any redemptions, Thunder Bridge II having net tangible assets of at least $5,000,001; and

•        the contribution of certain Company Equity Holders of their interests in the Company in exchange for interests in a holding company.

Unless waived by the Company, the obligations of the Company to effect the Closing are subject to the satisfaction of the following additional conditions:

•        the accuracy of the representations and warranties and compliance with covenants made by Thunder Bridge II;

•        there being no Surviving Pubco indebtedness upon consummation of the Closing;

•        after giving effect to any possible redemptions of Thunder Bridge II stockholders, at least $262,185,126 remains in the Thunder Bridge II trust account;

•        Thunder Bridge II shall have received from the PIPE investment at least $75,000,000;

•        After giving effect to any redemptions and any PIPE investment, Surviving Pubco shall have cash and cash equivalents on hand equal to at least $250,000,000;

•        upon the Closing, (i) no person or group (excluding any Company Equity Holder) owning more than 9.9% of the issued and outstanding shares of Surviving Pubco and (ii) no three persons or groups (excluding any Company Equity Holders) owning in the aggregate more than 25% of the issued and outstanding shares of Surviving Pubco;

•        the Class A common stock having been listed on Nasdaq and shall be eligible for continued listing on Nasdaq following the Closing and after giving effect to any redemptions as if it were a new listing;

•        the post-Closing board of directors of Surviving Pubco having been appointed as described above;

•        Thunder Bridge Acquisition II, LLC (the “Sponsor”) shall have delivered the Sponsor escrow shares to the escrow agent pursuant to the Sponsor Letter Agreement (described below); and

•        the Domestication having been consummated prior to the Mergers.

Termination

The MTA may be terminated under certain customary and limited circumstances, including:

•        if the Closing has not occurred on or prior to June 30, 2021; or

•        by the Company if (i) all of the closing conditions required for Thunder Bridge II, Surviving Pubco and Merger Subs to effect the Closing have been waived or satisfied on the date that the Closing would have been completed, (ii) the Company has irrevocably confirmed by written notice to Thunder Bridge II and Merger Subs that all conditions required for the Company to complete the Closing have been satisfied or waived or that it is willing to waive any such conditions and that the Company is ready, willing and able to complete the Closing and (iii) Thunder Bridge II has failed to complete the Closing by the earlier of (x) 30 business days after the day the Closing is required to occur or (y) five business days prior to June 30, 2021.

If the MTA is terminated, all further obligations of the parties under the MTA will terminate and will be of no further force and effect (except that certain obligations related to public announcements, confidentiality, termination, fees and expenses, waiver of claims against the trust, and certain general provisions will continue in effect), and no party will have any further liability to any other party thereto except for liability for any fraud claims or willful and intentional breach of the MTA prior to such termination.

The foregoing description of the MTA and the Transactions do not purport to be complete and are qualified in their entirety by the terms and conditions of the MTA, a copy of which is filed as Exhibit 2.1 hereto and incorporated herein by reference.

The MTA contains representations, warranties and covenants that the respective parties made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The MTA has been filed to provide investors with information regarding its terms. It is not intended to provide any other factual information about Thunder Bridge II, the Company or any other party to the MTA. In particular, the representations, warranties, covenants and agreements contained in the MTA, which were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to the MTA, may be subject to limitations agreed upon by the contracting parties (including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the MTA instead of establishing these matters as facts) and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors and reports and documents filed with the SEC. Investors should not rely on the representations, warranties, covenants and agreements, or any descriptions thereof, as characterizations of the actual state of facts or condition of any party to the MTA. In addition, the representations, warranties, covenants and agreements and other terms of the MTA may be subject to subsequent waiver or modification. Moreover, information concerning the subject matter of the representations and warranties and other terms may change after the date of the MTA, which subsequent information may or may not be fully reflected in Thunder Bridge II’s public disclosures.

Subscription Agreements

Contemporaneously with the execution of the MTA, Thunder Bridge II entered into separate Subscription Agreements with a number of subscribers (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and Thunder Bridge II agreed to sell to the Subscribers, an aggregate of up to 15,000,000 shares of Class A common stock of Thunder Bridge II (the “PIPE Shares”), in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of $150 million (the “PIPE Investments”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent Closing of the Transactions. The purpose of the PIPE Investments is to raise additional capital for use by the Company following the Closing.

Pursuant to the Subscription Agreements, Thunder Bridge II agreed that, within 30 calendar days after the Closing, Thunder Bridge II (or its successor) will file with the SEC (at Thunder Bridge II’s sole cost and expense) a registration statement registering the resale of the PIPE Shares, and Thunder Bridge II shall use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 90th calendar day (or 120th calendar day if the SEC notifies Thunder Bridge II that it will “review” the registration statement) following the Closing and (ii) the fifth business day after the date Thunder Bridge II is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Subscription Agreements, a form of which is filed as Exhibit 10.1 hereto, and is incorporated herein by reference.

Exchange Agreement

Concurrently with the completion of the Mergers, Surviving Pubco will enter into an exchange agreement with the Company and the Company Equity Holders receiving Post-Merger Company Units (the “Exchange Agreement”), which will provide for the exchange of Post-Merger Company Units into shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will, from and after the six-month anniversary of the Closing, be able to elect to exchange all or any portion of their Post-Merger Company Units for shares of Class A common stock by delivering a notice to the Surviving Pubco; provided, that Thunder Bridge II, at its sole election, may instead pay for such Post-Merger Company Units in cash based on the volume weighted average price of the Class A common stock. The initial exchange ratio will be one Post-Merger Company Unit for one share of Class A common stock, subject to certain adjustments.

The foregoing description of the Exchange Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Exchange Agreement, a copy of which is filed as Exhibit 10.2 hereto and is incorporated herein by reference.

Tax Receivable Agreement

Concurrently with the completion of the Transactions and as a condition precedent for the Closing, the Surviving Pubco will enter into the tax receivable agreement (the “Tax Receivable Agreement”) with certain holders of the Post-Merger Company Units (the “TRA Participants”). Pursuant to the Tax Receivable Agreement, the Surviving Pubco will be required to pay the TRA Participants 85% of the amount of savings, if any, in U.S. federal, state and local income tax that the Surviving Pubco actually realizes as a result of (i) the increases in tax basis of the Surviving Company’s assets attributable to and resulting from any exchanges of Post-Merger Company Units for Class A common stock of Surviving Pubco and (ii) certain net operating loss carryforwards of the ADK Blockers inherited by Surviving Pubco in connection with the Transactions. All such payments to the TRA Participants will be the Surviving Pubco’s obligation, and not that of the Company.

The foregoing description of the Tax Receivable Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Tax Receivable Agreement, a copy of which is filed as Exhibit 10.3 hereto and is incorporated herein by reference.

Support Agreements

Simultaneously with the execution of the MTA, each of (i) the Sponsor and (ii) certain officers and directors of the Company and certain Company Equity Holders entered into support agreements (collectively, the “Support Agreements”) in favor of Thunder Bridge II and the Company and their present and future successors and subsidiaries.

In the Support Agreements for the officers and directors of the Company and certain Company Equity Holders, they each agreed to vote all of their Company membership interests in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreements also prevent them from transferring their voting rights with respect to their Company membership interests or otherwise transferring their Company membership interests prior to the meeting of the Company’s members to approve the MTA and related transactions, except for certain permitted transfers.

In its Support Agreement, the Sponsor agreed with the Company to vote all of its equity interests in Thunder Bridge II in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreement also prevents the Sponsor from transferring its voting rights with respect to its equity interests in Thunder Bridge II or otherwise transferring its equity interests in Thunder Bridge II prior to the meeting of Thunder Bridge II’s stockholders to approve the MTA and related transactions, except for certain permitted transfers.

The foregoing description of the Support Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Support Agreements, copies of which, or the forms of which, are filed as Exhibit 10.4 and Exhibit 10.5 hereto and incorporated by reference herein.

Sponsor Earnout Letter

Simultaneously with the execution of the MTA, the Sponsor entered into a letter agreement (the “Sponsor Letter Agreement”) with Thunder Bridge II and the Company, pursuant to which the Sponsor agreed at the Closing to deposit with Continental Stock Transfer and Trust Company, as escrow agent (the “Sponsor Escrow Agent”), 3,450,000 shares of its Class B ordinary shares of Thunder Bridge II (including any shares of Surviving Pubco Class A common stock issued in exchange therefore in the Transactions, the “Escrow Shares”) to be held in escrow by the Sponsor Escrow Agent, along with any earnings or proceeds thereon. Fifty percent of the Escrow Shares will be released from escrow if at any time prior to December 31, 2027, the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $12.50 for 20 trading days over a 30 trading day period, and 100% of the remaining Escrow Shares will be released from escrow if at any time prior to the seventh anniversary of the Closing the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $15.00 for 20 trading days over a 30 trading day period. Additionally, all of the Escrow Shares will be released from escrow to the Sponsor (along with any related earnings and proceeds) upon the occurrence of certain Triggering Events described therein prior to December 31, 2027.

The foregoing description of the Sponsor Letter Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Sponsor Letter Agreement, a copy of which is filed as Exhibit 10.6 hereto and incorporated by reference herein.

Note 9 — Business Combination

On December 14, 2020, The Company (including its successor after the Domestication (as defined below), “Thunder Bridge II”), entered into a Master Transactions Agreement (the “MTA”) with Thunder Bridge II Surviving Pubco, Inc., a Delaware corporation (“Surviving Pubco”), TBII Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Surviving Pubco (“TBII Merger Sub”), ADK Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Merger Sub”), ADK Service Provider Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Service Provider Merger Sub”), ADK Blocker Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Blocker Merger Sub” and collectively with the TBII Merger Sub, ADK Merger Sub and ADK Service Provider Merger Sub, the “Merger Subs”), Ay Dee Kay LLC, d/b/a indie Semiconductor, a California limited liability company (the “Company”), the corporate entities listed therein holding membership unites in the Company (the “ADK Blockers”), ADK Service Provider Holdco LLC, a Delaware limited liability company (“ADK Service Provider Holdco”), and solely in his capacity as Company Securityholder Representative, Donald McClymont (the “Company Securityholder Representative”). Pursuant to the MTA, subject to the terms and conditions set forth therein, upon the closing of the transactions contemplated thereby (the “Closing”): (i) Thunder Bridge II will domesticate into a Delaware corporation (the “Domestication”), (ii) TBII Merger Sub will merge with and into Thunder Bridge II (the “Thunder Bridge II Merger”) with Thunder Bridge II being the surviving corporation and pursuant to which Thunder Bridge II equity holders will receive corresponding shares in Surviving Pubco, (iii) ADK Merger Sub will merge with and into the Company (the “Company Merger”)

with the Company being the surviving limited liability company (in such capacity after the Company Merger, the “Surviving Company”), (iv) the ADK Blockers will merge with and into ADK Blocker Merger Sub, with ADK Blocker Merger Sub being the surviving limited liability company (the “Blocker Mergers,”) and (v) ADK Service Provider Merger Sub will merge with and into ADK Service Provider Holdco, with ADK Service Provider Holdco being the surviving limited liability company (“Service Provider Merger,” and collectively with the Thunder Bridge II Merger, the Company Merger and the Blocker Mergers, the “Mergers,” and the Mergers collectively with the other transactions contemplated by the Merger Agreement, the “Transactions”). Following the Mergers, Surviving Pubco will be the successor issuer and public company pursuant to the federal securities laws, and Surviving Pubco’s corporate name will change to “indie Semiconductor, Inc.”

As a result of the Transactions, each issued and outstanding Class A ordinary share and Class B ordinary share of Thunder Bridge II will convert into a share of Class A common stock of Surviving Pubco, and each issued and outstanding warrant to purchase Class A ordinary shares of Thunder Bridge II will be exercisable by its terms to purchase an equal number of shares of Class A common stock of Surviving Pubco. Each share of Surviving Pubco Class A common stock will provide the holder with the rights to vote, receive dividends, share in distributions in connection with a liquidation and other stockholder rights with respect to Surviving Pubco.

Merger Consideration

The merger consideration (the “Merger Consideration”) to be paid to holders of the limited liability company interests of the Company (collectively, the “Company Equity Holders”) pursuant to the MTA will be an amount equal to 90,000,000 shares of Class A common stock of Thunder Bridge II, subject to adjustment as described below, paid in either shares of Class A common stock of Surviving Pubco or limited liability company interests in the Company (valued at $10.00 per unit) (the “Post-Merger Company Units”), which will be exchangeable on a one-for-one basis for shares of Class A common stock of Surviving Pubco. The Merger Consideration is subject to adjustment downward for the amount that Company indebtedness exceeds Company indebtedness at closing. In addition, Company Equity Holders will receive the right to receive the Earn Out Shares described below, if any.

Those Company Equity Holders that receive Post-Merger Company Units will also receive one share of Class V common stock of Surviving Pubco, which will have no economic rights in Surviving Pubco but will entitle the holder to vote as a stockholder of Surviving Pubco, with the number of votes equal to the number of Post-Merger Company Units held by the Company Equity Holder. After the Closing, each Company Equity Holder will be permitted to exchange its Post-Merger Company Unit for a share of Class A common stock of Surviving Pubco on a one-for-one basis.

The Earn Out

In addition to the consideration set forth above, the Company Equity Holders will also have a contingent earn out right to receive up to an additional 10,000,000 shares of Class A common stock of Surviving Pubco (the “Earn Out Shares”) after the Closing based on the following:

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.

Payments of the Earn Out Shares to holders of Class A common stock of the Surviving Pubco or holders of the Post-Merger Company Units will not depend on the holders continuing to hold the holders’ Class A common stock or Units, as the case may be, at the time of the payout of the Earn Out Shares.

The Earn Out Shares will be paid either in shares of Class A common stock of the Surviving Pubco, or in Post-Merger Company Units, valued at the applicable price target stated above. Holders of Class A common stock of the Surviving Pubco will be paid the Earn Out Shares in additional shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will be paid the Earn Out Shares in additional Post-Merger Company Units.

The price targets shall be equitably adjusted for stock splits, dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the shares of Class A common stock of Surviving Pubco.

Notwithstanding the foregoing, if there is a Surviving Pubco Sale (as defined in the MTA) at any time following the Closing and prior to December 31, 2027, then all of the remaining unissued Earn Out Shares will be deemed to be earned and will paid out to the Company Equity Holders.

Covenants of the Parties

Each party agreed in the MTA to use its reasonable best efforts to effect the Closing. The MTA also contains certain customary covenants by each of the parties during the period between the signing of the MTA and the earlier of the Closing or the termination of the MTA in accordance with its terms, including the conduct of their respective businesses, provision of information, notification of certain matters, obtaining governmental consents (including making any filings required under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”)), filing a registration statement and proxy statement soliciting the approval of Thunder Bridge II stockholders for the Transaction, terminating affiliate contracts, maintaining books and records, entering into a Paying and Exchange Agent Agreement for the distribution of the Merger Consideration and earned Earn Out Shares, establishing an equity incentive plan effective at the Closing, as well as certain customary covenants, such as publicity, that will continue after the termination of the MTA. Each of the parties also agreed not to solicit or enter into any alternative competing transactions during the period from the date of the MTA and continuing until the earlier of the termination of the MTA or the Closing. The Company also agreed to enter into lock-up agreements with Company Equity Holders that receive shares of Class A common stock in Surviving Pubco providing restrictions on sale for six months following the Closing. Thunder Bridge II also agreed to use its reasonable best efforts to cause its shares of the Class A common stock to be approved for listing on Nasdaq as of the Closing.

Directors of the Combined Company

The parties also agreed to take all necessary action so that the board of directors of Surviving Pubco following the Closing will consist of the following nine individuals (a majority of whom shall be independent directors in accordance with Nasdaq requirements): five individuals selected by the Company, three individuals selected by Thunder Bridge II, and one individual mutually agreed upon by the Company and Thunder Bridge II. Surviving Pubco’s board of directors will be classified with three classes of directors serving three year terms.

Closing Conditions

The obligations of the parties to complete the Closing are subject to various conditions, including customary conditions of each party and the following mutual conditions of the parties unless waived:

•        the absence of any law that would prohibit the completion of the Mergers or the other transactions contemplated by the MTA;

•        expiration of the waiting period under the HSR Act;

•        the Company Equity Holders having approved the Mergers, the MTA and the other Transaction documents and the transactions contemplated thereby in accordance with the Delaware Limited Liability Company Act and the organizational documents of the Company;

•        the Thunder Bridge II stockholders having approved the Transactions, the MTA and the other Transaction documents, the Domestication, the Mergers, the issuance of the Company’s Class V shares and the Post-Merger Company Units, the adoption of a new equity incentive plan and the election of the directors of Surviving Pubco referred to above;

•        the effectiveness of the registration statement on Form S-4 (as such filing is amended or supplemented, and including the proxy statement/prospectus contained therein, the “Registration Statement”);

•        upon the Closing, after giving effect to the completion of any redemptions, Thunder Bridge II having net tangible assets of at least $5,000,001; and

•        the contribution of certain Company Equity Holders of their interests in the Company in exchange for interests in a holding company.

Unless waived by the Company, the obligations of the Company to effect the Closing are subject to the satisfaction of the following additional conditions:

•        the accuracy of the representations and warranties and compliance with covenants made by Thunder Bridge II;

•        there being no Surviving Pubco indebtedness upon consummation of the Closing;

•        after giving effect to any possible redemptions of Thunder Bridge II stockholders, at least $262,185,126 remains in the Thunder Bridge II trust account;

•        Thunder Bridge II shall have received from the PIPE investment at least $75,000,000;

•        After giving effect to any redemptions and any PIPE investment, Surviving Pubco shall have cash and cash equivalents on hand equal to at least $250,000,000;

•        upon the Closing, (i) no person or group (excluding any Company Equity Holder) owning more than 9.9% of the issued and outstanding shares of Surviving Pubco and (ii) no three persons or groups (excluding any Company Equity Holders) owning in the aggregate more than 25% of the issued and outstanding shares of Surviving Pubco;

•        the Class A common stock having been listed on Nasdaq and shall be eligible for continued listing on Nasdaq following the Closing and after giving effect to any redemptions as if it were a new listing;

•        the post-Closing board of directors of Surviving Pubco having been appointed as described above;

•        Thunder Bridge Acquisition II, LLC (the “Sponsor”) shall have delivered the Sponsor escrow shares to the escrow agent pursuant to the Sponsor Letter Agreement (described below); and

•        the Domestication having been consummated prior to the Mergers.

Termination

The MTA may be terminated under certain customary and limited circumstances, including:

•        if the Closing has not occurred on or prior to June 30, 2021; or

•        by the Company if (i) all of the closing conditions required for Thunder Bridge II, Surviving Pubco and Merger Subs to effect the Closing have been waived or satisfied on the date that the Closing would have been completed, (ii) the Company has irrevocably confirmed by written notice to Thunder Bridge II and Merger Subs that all conditions required for the Company to complete the Closing have been satisfied or waived or that it is willing to waive any such conditions and that the Company is ready, willing and able to complete the Closing and (iii) Thunder Bridge II has failed to complete the Closing by the earlier of (x) 30 business days after the day the Closing is required to occur or (y) five business days prior to June 30, 2021.

If the MTA is terminated, all further obligations of the parties under the MTA will terminate and will be of no further force and effect (except that certain obligations related to public announcements, confidentiality, termination, fees and expenses, waiver of claims against the trust, and certain general provisions will continue in effect), and no party will have any further liability to any other party thereto except for liability for any fraud claims or willful and intentional breach of the MTA prior to such termination.

The foregoing description of the MTA and the Transactions do not purport to be complete and are qualified in their entirety by the terms and conditions of the MTA, a copy of which is filed as Exhibit 2.1 hereto and incorporated herein by reference.

The MTA contains representations, warranties and covenants that the respective parties made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The MTA has been filed to provide investors with information regarding its terms. It is not intended to provide any other factual information about Thunder Bridge II, the Company or any other party to the MTA. In particular, the representations, warranties, covenants and agreements contained in the MTA, which were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to the MTA, may be subject to limitations agreed upon by the contracting parties (including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the MTA instead of establishing these matters as facts) and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors and reports and documents filed with the SEC. Investors should not rely on the representations, warranties, covenants and agreements, or any descriptions thereof, as characterizations of the actual state of facts or condition of any party to the MTA. In addition, the representations, warranties, covenants and agreements and other terms of the MTA may be subject to subsequent waiver or modification. Moreover, information concerning the subject matter of the representations and warranties and other terms may change after the date of the MTA, which subsequent information may or may not be fully reflected in Thunder Bridge II’s public disclosures.

Subscription Agreements

Contemporaneously with the execution of the MTA, Thunder Bridge II entered into separate Subscription Agreements with a number of subscribers (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and Thunder Bridge II agreed to sell to the Subscribers, an aggregate of up to 15,000,000 shares of Class A common stock of Thunder Bridge II (the “PIPE Shares”), in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of $150 million (the “PIPE Investments”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent Closing of the Transactions. The purpose of the PIPE Investments is to raise additional capital for use by the Company following the Closing.

Pursuant to the Subscription Agreements, Thunder Bridge II agreed that, within 30 calendar days after the Closing, Thunder Bridge II (or its successor) will file with the SEC (at Thunder Bridge II’s sole cost and expense) a registration statement registering the resale of the PIPE Shares, and Thunder Bridge II shall use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 90th calendar day (or 120th calendar day if the SEC notifies Thunder Bridge II that it will “review” the registration statement) following the Closing and (ii) the fifth business day after the date Thunder Bridge II is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Subscription Agreements, a form of which is filed as Exhibit 10.1 hereto, and is incorporated herein by reference.

Exchange Agreement

Concurrently with the completion of the Mergers, Surviving Pubco will enter into an exchange agreement with the Company and the Company Equity Holders receiving Post-Merger Company Units (the “Exchange Agreement”), which will provide for the exchange of Post-Merger Company Units into shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will, from and after the six-month anniversary of the Closing, be able to elect to exchange all or any portion of their Post-Merger Company Units for shares of Class A common stock by delivering a notice to the Surviving Pubco; provided, that Thunder Bridge II, at its sole election, may instead pay for such Post-Merger Company Units in cash based on the volume weighted average price of the Class A common stock. The initial exchange ratio will be one Post-Merger Company Unit for one share of Class A common stock, subject to certain adjustments.

The foregoing description of the Exchange Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Exchange Agreement, a copy of which is filed as Exhibit 10.2 hereto and is incorporated herein by reference.

Tax Receivable Agreement

Concurrently with the completion of the Transactions and as a condition precedent for the Closing, the Surviving Pubco will enter into the tax receivable agreement (the “Tax Receivable Agreement”) with certain holders of the Post-Merger Company Units (the “TRA Participants”). Pursuant to the Tax Receivable Agreement, the Surviving Pubco will be required to pay the TRA Participants 85% of the amount of savings, if any, in U.S. federal, state and local income tax that the Surviving Pubco actually realizes as a result of (i) the increases in tax basis of the Surviving Company’s assets attributable to and resulting from any exchanges of Post-Merger Company Units for Class A common stock of Surviving Pubco and (ii) certain net operating loss carryforwards of the ADK Blockers inherited by Surviving Pubco in connection with the Transactions. All such payments to the TRA Participants will be the Surviving Pubco’s obligation, and not that of the Company.

The foregoing description of the Tax Receivable Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Tax Receivable Agreement, a copy of which is filed as Exhibit 10.3 hereto and is incorporated herein by reference.

Support Agreements

Simultaneously with the execution of the MTA, each of (i) the Sponsor and (ii) certain officers and directors of the Company and certain Company Equity Holders entered into support agreements (collectively, the “Support Agreements”) in favor of Thunder Bridge II and the Company and their present and future successors and subsidiaries.

In the Support Agreements for the officers and directors of the Company and certain Company Equity Holders, they each agreed to vote all of their Company membership interests in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreements also prevent them from transferring their voting rights with respect to their Company membership interests or otherwise transferring their Company membership interests prior to the meeting of the Company’s members to approve the MTA and related transactions, except for certain permitted transfers.

In its Support Agreement, the Sponsor agreed with the Company to vote all of its equity interests in Thunder Bridge II in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreement also prevents the Sponsor from transferring its voting rights with respect to its equity interests in Thunder Bridge II or otherwise transferring its equity interests in Thunder Bridge II prior to the meeting of Thunder Bridge II’s stockholders to approve the MTA and related transactions, except for certain permitted transfers.

The foregoing description of the Support Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Support Agreements, copies of which, or the forms of which, are filed as Exhibit 10.4 and Exhibit 10.5 hereto and incorporated by reference herein.

Sponsor Earnout Letter

Simultaneously with the execution of the MTA, the Sponsor entered into a letter agreement (the “Sponsor Letter Agreement”) with Thunder Bridge II and the Company, pursuant to which the Sponsor agreed at the Closing to deposit with Continental Stock Transfer and Trust Company, as escrow agent (the “Sponsor Escrow Agent”), 3,450,000 shares of its Class B ordinary shares of Thunder Bridge II (including any shares of Surviving Pubco Class A common stock issued in exchange therefore in the Transactions, the “Escrow Shares”) to be held in escrow by the Sponsor Escrow Agent, along with any earnings or proceeds thereon. Fifty percent of the Escrow Shares will be released from escrow if at any time prior to December 31, 2027, the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $12.50 for 20 trading days over a 30 trading day period, and 100% of the remaining Escrow Shares will be released from escrow if at any time prior to the seventh anniversary of the Closing the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $15.00 for 20 trading days over a 30 trading day period. Additionally, all of the Escrow Shares will be released from escrow to the Sponsor (along with any related earnings and proceeds) upon the occurrence of certain Triggering Events described therein prior to December 31, 2027.

The foregoing description of the Sponsor Letter Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Sponsor Letter Agreement, a copy of which is filed as Exhibit 10.6 hereto and incorporated by reference herein.